CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A ordinary shares
Shares subject to possible redemption	51,750,000	51,750,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	51,750,000	0
Ordinary shares, shares outstanding	51,750,000	0
Class A ordinary shares | Previously Reported [Member]
Shares subject to possible redemption		51,750,000
Class A ordinary shares | Not subject to redemption [Member]
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Class B ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	12,937,500	12,937,500
Ordinary shares, shares outstanding	12,937,500	12,937,500